Fair value Measurements (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Warrant liability	$ 86,860,291	$ 16,600,500
Derivatives	24,732,921
Total liabilities	111,593,212
Fair Value, Inputs, Level 3 [Member]
Warrant liability	86,860,291	16,600,500
Derivatives	24,732,921
Total liabilities	$ 111,593,212	$ 16,600,500